Other intangible assets (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 44,367		₨ 44,665
Ending balance		27,659	$ 367	44,367
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		24,610		27,027
Add: Additions during the year	[1]	950		1,171
Less: Capitalizations during the year	[2]	(2,530)		(5,445)
Less: Impairments during the year		(13,379)		0
Effect of changes in exchange rates		1,336		1,857
Ending balance		₨ 10,987		₨ 24,610

[1]	During the year ended March 31, 2020, the Company acquired a portfolio of approved, non-marketed Abbreviated New Drug Applications (“ANDAs”) in the United States from Teva for a total consideration of Rs.277 (U.S.$4). The Company recognized these ANDAs acquired as product related intangibles.
[2]	During the year ended March 31, 2020, the products ramelton was available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles. During the year ended March 31, 2019, the products buprenorphine and naloxone sublingual film and tobramycin were available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.